Semiannual Report

BALANCED
FUND

-------------
JUNE 30, 2000
--------------------------------------------------------------------------------

[LOGO OF T. ROWE PRICE]

T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Balanced Fund

 .    The Federal Reserve hiked short-term interest rates, roiling the financial waters.

 .    Stocks finished slightly lower during a volatile period; bonds were weak, except for long-term Treasuries.

 .    Returns were in line with the fund's Lipper peer group for the six months and were stronger for the 12-month period.

 .    Our broad diversification across asset classes helped cushion volatility.

 .    Stable inflation and moderating U.S. growth are favorable for global stocks and bonds.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

Domestic equities soared, swooped, then soared again in one of the most volatile markets ever, yet finished the first half of 2000 roughly where they began. International stocks, hampered by U.S. interest rate worries and a worldwide tech sell-off, lost ground as well. Bonds generally finished higher despite rising interest rates as longer-term issues benefited from an inverted yield curve. Amid the turmoil, your fund posted positive returns.

Your fund rode the market volatility to a 1.52% gain during the six months ended June 30, 2000, topping the Merrill Lynch-Wilshire Capital Market Index and our internally generated Combined Index Portfolio while slightly underperforming the Lipper Balanced Fund Index. For the 12-month period, the fund's 6.03% return outdistanced the Lipper index but trailed its other benchmarks. Broad diversification aided returns, with our health care and energy holdings providing the greatest contribution. Long-term Treasuries were the strongest sector of the bond portfolio.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 6/30/00                    6 Months        12 Months
--------------------------------------------------------------------------------
Balanced Fund                               1.52%            6.03%
Merrill Lynch-Wilshire
Capital Market Index                        0.36             8.08
Lipper Balanced Fund Index                  1.74             4.43
Combined Index Portfolio *                  1.09             7.43

* An unmanaged portfolio of 50% domestic stocks (S&P 500), 40% bonds (Lehman Brothers Aggregate Index), and 10% international stocks (MSCI EAFE Index).

MARKET ENVIRONMENT

The U.S. economy forged ahead in 2000, growing 5.5% in the first quarter. The Federal Reserve acted strongly to ward off inflationary pressures, raising short-term interest rates three times, the most recent a 50-basis-point hike in May (100 basis points equal 1%). The Fed has now raised rates six times since last summer for a total of 175 basis points. It left its key fed funds target at 6.50% in late June, however, amid signs that the U.S. economy may be slowing.

With rising rates adding uncertainty, the U.S. stock market reflected tremendous shifts in investor preference during the first half of 2000. Early in the year, stocks with strong price momentum performed well--a "rich getting richer" effect. In February investors focused on stocks with robust earnings growth, regardless of valuation, opening up an unprecedented spread between value and growth stocks. While March was a terrific month for the stock market as a whole, the relative outperformance of growth began to unwind, and the next two months saw a dramatic reversal. The previously high-flying growth stocks, led by technology, began a severe correction. The tech-heavy Nasdaq Composite tumbled 37% from its March peak and 22% from December 31. Just as remarkable, the market reversed course again in late May, with high-growth, high-momentum stocks once again performing very well. The Standard & Poor's 500 Stock Index ended down 0.43% and the Nasdaq Composite was off 2.54% for the first half.

International markets also corrected, largely following U.S. markets. Japanese stocks fell sharply on weakness in the technology, automotive, and banking sectors after a very strong 1999. Europe performed relatively well, aided by strength in Old Economy sectors such as energy, pharmaceuticals, and food, and select high-tech stocks. Returns were hampered in Europe by the weak euro, however. Overall, the MSCI EAFE Index fell 3.95% for the six months.

Fixed-income markets were muddled by a unique event. Because of the growing federal surplus, the Treasury Department announced plans to reduce government borrowing by cutting back on the sale of new Treasuries and buying back some outstanding debt. Investors rushed to buy long-term Treasuries, which drove prices higher and yields lower. The result was an inverted yield curve, as short-term Treasury yields rose above those on long-term issues. Normally, long-term bonds offer higher yields than shorter-term bonds to compensate for their higher risk. Holders of long-term Treasuries benefited from the higher prices. With the release of more benign economic data late in the period, the yield curve has begun to flatten. Yields on two-year and five-year Treasuries ended the period below the fed funds rate at 6.44% and 6.25%, respectively. The 10-year Treasury ended at 6.08% and the 30-year at 5.94%. From the beginning of the year, the yield on the 30-year Treasury was lower by 52 basis points, while the two-year Treasury was 22 basis points higher.

Among domestic fixed-income sectors, Treasuries outperformed mortgages and corporate bonds over the period. Among investment-grade corporate bonds, higher-quality issues did better than lower quality. The high-yield market under-performed as defaults increased and yields rose versus Treasuries to record levels, despite strong U.S. economic growth.

--------------------
Interest Rate Levels
--------------------------------------------------------------------------------

                                    [GRAPH]

                             [PLOT POINTS TO COME]

           90-day Treasury Bill    5-Year Treasury Note    30-Year Treasury Bond

Perhaps the major story so far in 2000 is the rise in stock market volatility. One way to measure price volatility is to look at the percentage of trading days when the S&P 500 changes by more than 1%, either up or down. During the middle of the past decade, volatility was low--in 1995 only 4% of trading days broke the 1% threshold. Volatility has steadily increased since then, to the point where more than 43% of the days in the first six months have produced returns either up or down by more than 1%. One advantage of a balanced approach is a reduction in overall volatility. With roughly 60% of fund assets in equities, Balanced Fund's return will certainly reflect price swings, but diversification across asset classes reduces the overall impact on the portfolio. During the first half, slightly less than 20% of the trading days produced 1% or greater moves in the fund.

STRATEGY AND PORTFOLIO REVIEW

The fund's asset allocation remained roughly the same over the last six months. Among equity holdings, exposure to domestic stocks dropped one percentage point, to 49%, while international stocks stayed at 14% of net assets. Total equity exposure thus ended the period at 63%, slightly higher than the 60% weighting that we consider neutral. Exposure to Treasury and agency bonds rose to 15% from 14% while our allocation to corporate bond and mortgage-backed securities held steady. Reserves remain at 1% of assets, consistent with our policy of having a fully invested portfolio.

Within the domestic equity portfolio, the best performance came from health care, which produced a number of stocks with double-digit returns, including pharmaceutical companies Warner-Lambert and

------------------------
Security Diversification
--------------------------------------------------------------------------------

                                    [GRAPH]

                      Mortgage- Backed Securities     6%
                      International Stocks           14%
                      Corporate Bonds                15%
                      Treasury and Agency Bonds      15%
                      Reserves                        1%
                      Large-Cap Stocks               49%

                      Based on net assets as of 6/30/00.

Pfizer. Pfizer acquired its rival in mid-June, and analysts expect the merger to result in accelerating earnings per share growth for the combined company. The new Pfizer is now the fund's second-largest stock holding. Another strong performer was UnitedHealth Group, a major health care services company that has rebounded after struggling during a very challenging period for companies involved in delivering health care to consumers.

Technology stocks were strong overall, but uneven across different industries. Our semiconductor holdings did very well, led by Intel and Altera. Semiconductors tend to be cyclical, being subject to wide swings in supply and demand. Microsoft fell largely as a result of its antitrust difficulties, and Lucent Technologies, which manufactures telecommunications equipment, also fell. Telecommunications equipment is probably the most dynamic sector of technology right now--paced by the rapid build-out of broadband technologies for Internet access, as well as the increased penetration of wireless services. This dynamism creates great opportunity and risks for established companies. Generally, telecommunication service stocks were weak, led lower by AT&T, which announced disappointing results to investors. Long distance is rapidly evolving into a commodity business.

Energy was a bright spot in the portfolio, as economic growth worldwide led to sharply higher energy prices. The major beneficiaries in the portfolio were the oil service companies--firms that support the exploration and production of new oil fields. Our holdings in BJ Services and Smith International advanced sharply. Typically oil services companies are more sensitive to the price of oil than are integrated oil companies. Despite the brief return of value stocks in the spring, durable goods holdings--such as Ford and GM--underperformed as investors worried that economic growth would not be strong enough to translate into good earnings.

The fund's international stocks produced a negligible return, hampered by currency effects as the dollar strengthened against the euro. Since about half the international portfolio is in euro-denominated assets, the fledgling currency's weakness hurt returns to U.S.-based investors.

In Europe, one of our better holdings was LM Ericsson, a Swedish manufacturer of mobile telephones and other communications equipment. This is one of the few sectors where non-U.S. companies are the clear leaders. Koninklijke Philips Electronics, the diversified Dutch technology and consumer electronics firm, also performed well. Laggards included British Telecom, a cheaply valued but slow-growing incumbent that some investors fear will face continual erosion of market share.

We have little exposure to the very highly valued Japanese stocks that grew to a large weight in the Nikkei index, then fell sharply. Our holdings in pharmaceutical stocks Daiichi Pharmaceutical and Takeda Chemical Industries did well. Sony finished down for the first half. Portfolio holdings elsewhere in the Far East were weaker, although the small Hong Kong electrical manufacturer Johnson Electric was up sharply.

Treasuries, particularly long-term Treasuries, were the top-performing sector of the U.S. fixed-income markets over the last six months. Corporate bonds trailed other fixed-income sectors, with higher-quality bonds generally outperforming BBB and high-yield issues. The fund's fixed-income allocation helped moderate overall portfolio volatility and increase returns, as bonds outperformed relative to the S&P 500 and the MSCI EAFE Index.

----------------------
BOND PORTFOLIO PROFILE
--------------------------------------------------------------------------------

Weighted Average Effective Duration (years)     5.5
Weighted Average Maturity (years)               9.1
Weighted Average Quality *                       AA

*Based on T. Rowe Price research.

Within the corporate sector, the yield advantages (or "credit spreads") of BBB and lower-rated (high-yield) debt remain at historically high levels, even after a modest tightening in June. We expect these sectors to benefit as investors are attracted by the unusually high yields. The outlook in the mortgage market is favorable, with low levels of new supply. There is little refinancing risk in the current rate environment, and mortgage-backed bonds continue to be one of the most liquid sectors of the fixed-income market. We made no changes to portfolio duration over the period, and the average credit quality remained high at AA.

OUTLOOK

Although there are signs that the economy is slowing, the Fed will remain vigilant in its efforts to keep inflation from accelerating. The combination of sound fiscal policy, as reflected in the current budget surplus, and effective monetary policy has reduced upward pressure on domestic interest rates, however. Although the Fed may raise rates once again in August, we appear to be nearing the end of this rate-hike cycle. In this environment, we anticipate stable inflation and moderating economic growth in the U.S., which should provide a favorable climate for stocks and bonds. Unless a U.S. slowdown pushes the economy into recession, corporate and high-yield bonds should provide attractive returns, and mortgage-backed bonds also offer solid yields. Internationally, the economic recovery appears to be on track despite slower U.S. growth, although Japan's economy remains problematic. A slowing U.S. economy would make international markets more attractive. As always, we remain committed to a very diversified portfolio that holds many securities and exposure to all asset classes.

Respectfully submitted,

/s/ Richard T. Whitney

Richard T. Whitney
Chairman of the Investment Advisory Committee

July 25, 2000

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

LARGEST HOLDINGS

                  Percent of                                    Percent of
                  Net Assets                                    Net Assets
                    6/30/00                                       6/30/00
Stocks                               Bonds
--------------------------------------------------------------------------------
GE                    1.9%           U.S. Treasury                 12.6%
Pfizer                1.5            Ginnie Mae                     5.5
Intel                 1.4            Fannie Mae                     1.8
Exxon Mobil           1.1            Federal Home Loans             0.7
Citigroup             0.9            Time Warner                    0.3
Oracle                0.9            Anheuser-Busch                 0.3
SBC Communications    0.8            Comcast Cable                  0.3
Wal-Mart              0.8            Atlantic Richland              0.3
Hewlett-Packard       0.8            Quantas Airways                0.3
Sun Microsystems      0.7            Distribution Financial
Total                10.8%             Services Marine Trust        0.3
                                     Total                         22.4%

Note: Table excludes reserves.

7
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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

BALANCED FUND
--------------------------------------------------------------------------------

                                 Merrill Lynch-Wilshire      Combined Index
   As of        Balanced Fund     Capital Market Index         Portfolio
  6/30/90          10,000                10,000                 10,000
   Jun-91          11,402                10,902                 10,720
   Jun-92          12,879                12,444                 12,055
   Jun-93          14,650                14,207                 13,716
   Jun-94          14,960                14,233                 13,977
   Jun-95          17,576                16,938                 16,503
   Jun-96          20,291                19,773                 19,005
   Jun-97          24,510                23,935                 23,278
   Jun-98          29,023                29,320                 27,890
   Jun-99          32,146                33,526                 31,727
   Jun-00          34,084                36,235                 34,086


* An unmanaged portfolio of 50% domestic stocks (S&P 500), 40% bonds (Lehman Brothers Aggregate Index), and 10% international stocks (MSCI EAFE Index)

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 6/30/00              1 Year      3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
Balanced Fund                       6.03%       11.62%       14.16%      13.05%

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS                                                    For a share outstanding throughout each period
----------------------------------------------------------------------------------------------------------------------
                                      6 Months           Year
                                         Ended          Ended
                                       6/30/00       12/31/99      12/31/98      12/31/97     12/31/96      12/31/95
NET ASSET VALUE
Beginning of period                 $    19.69      $   18.59     $   16.54     $   14.48   $    13.22    $    11.14
Investment activities
  Net investment income (loss)            0.27           0.53          0.53          0.53         0.51          0.48
  Net realized and
  unrealized gain (loss)                  0.03           1.34          2.08          2.18         1.38          2.24
  Total from investment activities        0.30           1.87          2.61          2.71         1.89          2.72
Distributions
  Net investment income                  (0.26)         (0.54)        (0.52)        (0.53)       (0.50)        (0.47)
  Net realized gain                      (0.03)         (0.23)        (0.04)        (0.12)       (0.13)        (0.17)
  Total distributions                    (0.29)         (0.77)        (0.56)        (0.65)       (0.63)        (0.64)

NET ASSET VALUE
End of period                       $    19.70      $   19.69     $   18.59     $   16.54   $    14.48    $    13.22
                                    ----------------------------------------------------------------------------------

Ratios/Supplemental Data
Total return*                             1.52%         10.26%        15.97%        18.97%       14.57%        24.88%
Ratio of total expenses to
average net assets                        0.80%+         0.79%         0.78%         0.81%        0.87%         0.95%
Ratio of net investment
income (loss) to average
net assets                                2.74%+         2.80%         3.04%         3.36%        3.70%         3.87%
Portfolio turnover rate                   19.4%+         20.7%         12.5%         15.5%        22.3%         12.6%
Net assets, end of period
(in millions)                       $    2,117      $   2,091     $   1,650     $   1,219   $      876    $      608

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+  Annualized

The accompanying notes are an integral part of these financial statements.

9
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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2000

------------------------
PORTFOLIO OF INVESTMENTS                                 Shares/Par       Value
-------------------------------------------------------------------------------
                                                                   In thousands

COMMON STOCKS 62.5%

FINANCIAL 9.0%

Bank and Trust 3.9%
Abbey National (GBP)                                        124,000  $    1,473
ABN Amro (EUR)                                               40,000         980
Australia & New Zealand Banking Group (EUR)                  31,000         237
Australia & New Zealand Bankinging Group ADR                 21,500         818
Banca Commerciale Italiana (EUR)                            210,000       1,175
Banco de Bilbao Vizcaya Argentaria ADR                      180,000       2,655
Banco Frances del Rio de la Plata ADR                        34,500         746
Bank of America                                             191,637       8,240
Bank of New York                                            100,000       4,650
Bank One                                                    143,397       3,809
Bankgesellschaft Berlin (EUR)                                57,000         827
Barclay's (GBP)                                             101,278       2,518
Chase Manhattan                                             165,120       7,606
DBS Group Holdings (SGD)                                     40,937         526
Deutsche Bank (EUR)                                          18,700       1,539
Dresdner Bank (EUR)                                          20,200         831
First Union                                                 101,919       2,529
Firstar                                                      29,901         630
Fleetboston Financial                                        77,341       2,630
Grupo Financiero Bancomer ADR *                              20,000         200
HSBC Holdings (GBP)                                         343,092       3,933
KBC Bancassurance Holding (EUR)                              25,000       1,100
KeyCorp                                                     100,000       1,763
Mediobanca (EUR)                                            125,100       1,290
Mellon Financial                                            155,000       5,648
Overseas Chinese Bank (SGD)                                  33,810         233
Societe Generale (EUR)                                       47,160       2,836
State Street                                                 25,000       2,652
Sumitomo Bank (JPY)                                         140,000       1,715
Svenska Handelsbanken (Series A) (SEK)                       78,000       1,132
U.S. Bancorp                                                128,952       2,482
UBS (CHF)                                                    32,178       4,714
Washington Mutual                                            60,000       1,733

10
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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                         Shares/Par       Value
-------------------------------------------------------------------------------
                                                                   In thousands

Wells Fargo                                                180,000    $   6,975
                                                                      ---------
                                                                         82,825
                                                                      ---------

Insurance 1.8%
ACE Limited                                                160,000        4,480
Aegon                                                       49,980        1,780
Allied Zurich (GBP)                                        160,000        1,880
American General                                            48,000        2,928
American International Group                               127,156       14,941
Conseco                                                     31,213          304
Horace Mann Educators                                       20,400          306
Marsh & McLennan                                             6,900          721
Medical Assurance                                           31,528          355
MGIC Investment                                             23,200        1,056
St. Paul Companies                                          86,000        2,935
Sumitomo Marine & Fire Insurance (JPY)                     175,000        1,018
Torchmark                                                   78,600        1,940
UNUMProvident                                              100,000        2,006
XL Capital (Class A)                                        50,000        2,706
                                                                      ---------
                                                                         39,356
                                                                      ---------

Financial Services 3.3%
A.G. Edwards                                                20,212          788
AMBAC                                                       22,200        1,217
American Express                                           157,800        8,225
Associates First Capital (Class A)                          90,938        2,029
AXA (EUR)                                                   20,600        3,245
Citigroup                                                  327,034       19,704
Countrywide Credit                                          63,925        1,938
Fannie Mae                                                  78,000        4,071
Freddie Mac                                                 48,600        1,968
Goldman Sachs Group                                         25,000        2,372
Household International                                     72,000        2,992
ING Groep (EUR)                                             51,674        3,493
Morgan Stanley Dean Witter                                 139,600       11,622
Pearson (GBP)                                              150,000        4,721
Per Se Technologies *                                        4,866           45
Waddell & Reed Financial (Class A)                           6,708          220
Waddell & Reed Financial (Class B)                          28,873          839
                                                                      ---------
                                                                         69,489
                                                                      ---------
Total Financial                                                         191,670
                                                                      ---------

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--------------------------------------------------------------------------------

                                                         Shares/Par       Value
-------------------------------------------------------------------------------
                                                                   In thousands

UTILITIES 5.6%

Telephone 4.1%
ALLTEL                                                       80,000  $    4,955
AT&T                                                        302,463       9,565
Bell Atlantic                                               118,600       6,026
BellSouth                                                   204,000       8,695
British Telecommunications ADR                               21,600       2,857
Cable & Wireless ADR                                         37,288         802
Compania de Telecomunicaciones de Chile (Class A) ADR        17,000         308
COMSAT                                                        2,211          55
GTE                                                         113,800       7,084
Nippon Telegraph & Telephone (JPY)                              168       2,233
SBC Communications                                          386,740      16,727
Sprint                                                      101,800       5,192
Telebras ADR                                                 20,000       1,942
Telecom Corporation of New Zealand (NZD)                    520,000       1,817
Telecom Italia (EUR)                                        317,220       4,361
Telecom Italia Mobile (EUR)                                 571,000       5,833
Telefonica de Espana ADR                                     38,201       2,447
Telefonos de Mexico (Class L) ADR                            60,000       3,427
Telekom Malaysia (MYR)                                          200           1
U.S. West                                                    20,546       1,762
                                                                     ----------
                                                                         86,089
                                                                     ----------

Electric Utilities 1.3%
Consolidated Edison                                          48,200       1,428
Duke Energy                                                  70,115       3,953
E.On (EUR)                                                   29,700       1,432
Edison International                                        104,000       2,132
Electrabel (EUR)                                              3,100         766
Empresa Nacional de Electricidad Chile ADR *                 13,300         147
Endesa ADR                                                   48,800         952
Entergy                                                      73,000       1,985
FirstEnergy                                                  75,000       1,753
FPL Group                                                    25,600       1,267
GPU                                                          75,000       2,030
Hong Kong Electric (HKD)                                    208,071         670
Niagara Mohawk *                                            102,500       1,428

12
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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands

PECO Energy                                               66,000  $       2,661
PG&E                                                      67,800          1,669
TXU                                                       39,899          1,177
Unicom                                                    68,600          2,654
                                                                  --------------
                                                                         28,104
                                                                  --------------

Media and Communications 0.2%
Vodafone AirTouch ADR                                    100,000          4,144
                                                                  --------------
                                                                          4,144
                                                                  --------------
Total Utilities                                                         118,337
                                                                  --------------

CONSUMER NONDURABLES 11.6%

Cosmetics 0.3%
Gillette                                                  45,174          1,578
International Flavors & Fragrances                        11,700            353
Kao (JPY)                                                161,000          4,916
Revlon (Class A) *                                         1,800             12
                                                                  --------------
                                                                          6,859
                                                                  --------------

Beverages 1.2%
Anheuser-Busch                                            44,000          3,286
Coca-Cola                                                 92,600          5,319
Diageo ADR                                                27,043            962
LVMH (EUR)                                                 9,541          3,934
PepsiCo                                                  204,000          9,065
Starbucks *                                               48,800          1,865
                                                                  --------------
                                                                         24,431
                                                                  --------------

Food Processing 1.5%
Agribrands International *                                 2,320             97
Bestfoods                                                 65,800          4,557
Cadbury Schweppes ADR                                     63,172          1,658
Carrefour (EUR)                                           24,000          1,641
ConAgra                                                   53,400          1,018
Corn Products International                                8,225            218
Danisco (DKK)                                             16,000            534
Earthgrains                                                5,120             99
Eridania Beghin-Say (EUR)                                  8,100            793
General Mills                                            115,000          4,399
Heinz                                                     77,000          3,369

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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


                                                  Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

McCormick                                             10,300            $   335
Nestle (CHF)                                           1,724              3,451
Quaker Oats                                           60,000              4,507
Ralston Purina                                        69,612              1,388
Sara Lee                                             165,800              3,202
Unilever                                              14,285                614
Universal Foods                                       14,200                263
Whitman                                                1,100                 14
                                                                       --------
                                                                         32,157
                                                                       --------
Hospital Supplies/Hospital Management 1.1%

Abbott Laboratories                                  127,200              5,668
Baxter International                                  50,000              3,516
Becton, Dickinson                                     60,000              1,721
Guidant *                                             42,400              2,099
Health Management (Class A) *                         81,252              1,061
Medtronic                                            126,000              6,276
Millipore                                                900                 68
Smith & Nephew (GBP)                                 210,000                754
Terumo (JPY)                                          75,000              2,538
                                                                      ---------
                                                                         23,701
                                                                      ---------
Pharmaceuticals 5.5%

American Home Products                               153,200              9,000
Amgen *                                               51,000              3,584
AstraZeneca Group (SEK)                               40,360              1,876
Bristol-Myers Squibb                                 168,800              9,833
Daiichi Pharmaceutical (JPY)                         115,000              2,916
Eli Lilly                                             80,000              7,990
Gehe (EUR)                                            13,550                446
Glaxo Wellcome ADR                                    30,400              1,758
Johnson & Johnson                                     51,900              5,287
Merck                                                175,800             13,471
Novartis (CHF)                                         1,626              2,576
Pfizer                                               649,950             31,198
Pharmacia                                            187,500              9,691
Schering-Plough                                       72,600              3,666
SmithKline Beecham ADR                               124,800              8,135
Takeda Chemical Industries (JPY)                      84,000              5,510
                                                                      ---------
                                                                        116,937
                                                                      ---------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


                                                         Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

Biotechnology 0.0%

Covance *                                                   7,500        $    66
Edwards Lifesciences *                                     10,000            191
                                                                         -------
                                                                             257
                                                                         -------

Health Care Services 0.6%

Aetna                                                      52,695          3,382
Altana (EUR)                                               12,000            962
CIGNA                                                       8,700            814
Gentiva Health Services *                                   1,029              8
IMS Health                                                 28,200            508
UnitedHealth Group                                         70,600          6,054
                                                                         -------
                                                                          11,728
                                                                         -------

Miscellaneous Consumer Products 1.4%

Arctic Cat                                                  2,550             30
Benetton Group (EUR)                                      446,200            933
Bridgestone (JPY)                                          69,000          1,460
Burlington Industries *                                    17,700             30
Colgate-Palmolive                                         120,400          7,209
Energizer Holdings *                                       23,204            423
Fortune Brands                                             40,000            923
Huhtamaki (EUR)                                            10,000            313
Imperial Tobacco Group ADR                                 15,750            305
Jones Apparel Group *                                      67,200          1,579
Koninklijke Philips Electronics *                         114,816          5,454
Kuraray (JPY)                                             148,000          1,696
Lion Nathan (NZD)                                         175,000            390
Mattel                                                     20,000            264
NIKE (Class B)                                                900             36
Pactiv *                                                      200              2
Philip Morris                                              10,800            287
PPG Industries                                              2,400            106
Procter & Gamble                                           98,800          5,656
Takkt (EUR) *                                              13,550            127
Tomkins (GBP)                                             300,000            974
Tomkins ADR                                                 3,720             48
UST                                                         2,000             29
Yue Yuen Industrial (HKD)                                 127,000            280
                                                                         -------
                                                                          28,554
                                                                         -------
Total Consumer Nondurables                                               244,624
                                                                         -------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

CONSUMER SERVICES 5.9%

Restaurants 0.0%

Applebee's                                                10,600         $   322
Darden Restaurants                                         6,300             102
Tricon Global Restaurants *                               15,040             425
                                                                         -------
                                                                             849
                                                                         -------

General Merchandisers 2.1%

Costco Wholesale *                                       206,800           6,831
J.C. Penney                                               44,000             811
JUSCO (JPY)                                               67,000           1,269
Marui (JPY)                                               53,000           1,014
May Department Stores                                     77,100           1,850
Pinault Printemps Redoute (EUR)                           10,000           2,221
Sears                                                     40,000           1,305
Target                                                   122,200           7,088
Tesco (GBP)                                              606,429           1,886
TJX                                                      176,000           3,300
Wal-Mart                                                 280,000          16,135
                                                                         -------
                                                                          43,710
                                                                         -------
Specialty Merchandisers 1.4%

Callaway Golf                                             13,000             212
Christian Dior (EUR)                                       7,000           1,587
Circuit City Stores                                      171,800           5,702
CVS                                                       50,000           2,000
Federated Department Stores *                              1,800              61
Gymboree *                                                 8,400              25
Heilig-Meyers                                              4,500               5
Home Depot                                                90,300           4,509
Kroger *                                                 200,000           4,412
Office Depot *                                            48,000             300
Omron (JPY)                                               68,000           1,846
Payless Shoesource *                                         192              10
Petrie Stores Liquidation Trust                           33,500              41
Safeway *                                                 55,200           2,491
Staples *                                                 53,155             819
The Gap                                                  167,300           5,228
Toys "R" Us *                                             64,380             938
                                                                         -------
                                                                          30,186
                                                                         -------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Entertainment and Leisure 1.2%

Brinker *                                                  8,775        $    257
Buffets *                                                  2,400              31
Disney                                                   175,417           6,808
Hilton                                                     2,300              22
Hutchison Whampoa (HKD)                                  429,000           5,393
International Game Technology *                            9,000             239
McDonald's                                                60,000           1,976
Park Place Entertainment *                                 2,300              28
Reader's Digest (Class A)                                 35,000           1,391
Sharp (JPY)                                               72,000           1,272
Viacom (Class A) *                                         9,000             615
Viacom (Class B) *                                        99,595           6,791
                                                                        --------
                                                                          24,823
                                                                        --------
Media and Communications 1.2%

A.H. Belo (Class A)                                       13,600             235
A.C. Nielson *                                             4,700             103
Asatsu (JPY)                                              54,000           2,214
AT&T Canada (144a) *                                       1,714              51
Banta                                                     13,500             256
Clear Channel Communications *                            20,000           1,500
Comcast (Class A Special)                                 80,000           3,242
Dun & Bradstreet                                          14,100             404
Elsevier (EUR)                                            50,000             606
Gannett                                                   27,600           1,651
Gaylord Entertainment                                      3,528              76
McGraw-Hill                                               64,400           3,478
NTL *                                                     18,747           1,123
R.H. Donnelley *                                           2,820              55
Time Warner                                              122,700           9,325
Tribune                                                   40,000           1,400
                                                                        --------
                                                                          25,719
                                                                        --------
Total Consumer Services                                                  125,287
                                                                        --------

CONSUMER CYCLICALS 2.2%

Automobiles and Related 1.2%
Autoliv                                                  21,653              521
Cycle & Carriage (SGD)                                   50,000              118

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

DaimlerChrysler                                             15,000       $   781
Dana                                                         1,300            28
Delphi Automotive Systems                                   59,968           873
Ford Motor                                                 114,430         4,920
Gentex *                                                    36,400           912
Genuine Parts                                               81,975         1,640
GM                                                          85,800         4,982
Goodyear Tire & Rubber                                         300             6
Honda ADR                                                   30,100         2,069
ITT Industries                                             100,000         3,037
MIDAS                                                          183             4
Pep Boys                                                     7,100            43
Superior Industries                                          8,000           206
Textron                                                     62,000         3,367
TRW                                                         30,000         1,301
Visteon *                                                   14,982           182
                                                                        --------
                                                                          24,990
                                                                        --------
Building and Real Estate 0.2%

Cheung Kong Holdings (HKD)                                 283,000         3,113
City Developments (SGD)                                     50,000           194
DBS Land (SGD)                                             600,000           778
Interstate Hotels *                                          5,000            14
Starwood Hotels & Resorts Worldwide, REIT                    1,561            51
Texas Industries                                             9,400           271
USG                                                         14,600           444
Wyndham International (Class A) *                          150,001           375
                                                                        --------
                                                                           5,240
                                                                        --------
Miscellaneous Consumer Durables 0.8%

B.F. Goodrich                                               16,744           570
Black & Decker                                              36,000         1,415
Eastman Kodak                                               22,600         1,345
Harley-Davidson                                             15,200           585
Imation *                                                    1,800            53
Masco                                                       99,800         1,802
RadioShack                                                  80,000         3,790
Ricoh (JPY)                                                100,000         2,116
Scotts (Class A) *                                          10,000           365
Sony (JPY)                                                  32,000         2,986

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Valspar                                                   36,200         $ 1,222
York International                                         2,600              66
                                                                          16,315
                                                                         -------
Total Consumer Cyclicals                                                  46,545
                                                                         -------

TECHNOLOGY 11.6%

Electronic Components 4.4%
Altera *                                                  76,000           7,745
Analog Devices *                                         133,600          10,153
EMC *                                                    197,200          15,172
Intel                                                    228,000          30,474
Linear Technology                                        103,200           6,595
Maxim Integrated Products *                              100,000           6,791
Molex                                                     19,071             919
Motorola                                                 120,000           3,487
Texas Instruments                                        100,000           6,869
Thermo Electron *                                         18,452             389
Vicor *                                                   12,000             418
Xilinx *                                                  50,400           4,163
                                                                         -------
                                                                          93,175
                                                                         -------
Electronic Systems 1.5%
Agilent Technologies *                                    48,933           3,609
Applied Materials *                                       80,000           7,252
Hewlett-Packard                                          128,300          16,021
KLA-Tencor *                                              60,000           3,516
MIPS Technologies (Class B) *                              2,037              79
Solectron *                                               38,400           1,608
                                                                         -------
                                                                          32,085
                                                                         -------
Information Processing 1.0%
Adaptec *                                                 14,000             319
Adecco                                                       292              31
Choicepoint *                                              3,560             158
COMPAQ Computer                                          254,000           6,493
Dell Computer *                                            9,600             474
Hitachi ADR                                               15,200           2,191
IBM                                                       96,800          10,606
Storage Technology *                                      10,000             109
                                                                         -------
                                                                          20,381
                                                                         -------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Office Automation 0.0%
Pitney Bowes                                                 5,200       $   208
Xerox                                                        4,600            95
                                                                         -------
                                                                             303
                                                                         -------
Specialized Computer 0.7%
Silicon Graphics *                                          14,700            55
Sun Microsystems *                                         174,200        15,847
                                                                         -------
                                                                          15,902
                                                                         -------
Telecommunications 3.2%
Cisco Systems *                                            140,000         8,894
Corning                                                     30,000         8,096
Cox Communications (Class A) *                             100,000         4,556
France Telecom ADR                                          45,000         6,413
LM Ericsson (Class B) ADR                                  432,000         8,654
Lucent Technologies                                        137,239         8,131
Nortel Networks                                             17,224         1,176
PictureTel *                                                 8,800            23
Sprint PCS *                                               100,900         6,004
Tele Norte Leste Participacoes ADR                           2,341            55
Tele Sudeste Celular Participacoes ADR                       4,000           187
Telecomunicacoes De Sao Paulo ADR                           20,000           554
Tellabs *                                                   46,400         3,177
WorldCom *                                                 245,637        11,276
                                                                         -------
                                                                          67,196
                                                                         -------
Aerospace and Defense 0.8%
Boeing                                                      86,000         3,596
Honeywell International                                    159,500         5,373
Lockheed Martin                                             83,600         2,074
Northrop Grumman                                            30,000         1,987
Raytheon (Class A)                                           2,142            42
Raytheon (Class B)                                             500            10
Trinity Industries                                             300             6
United Technologies                                         48,400         2,849
                                                                         -------
                                                                          15,937
                                                                         -------
Total Technology                                                         244,979
                                                                         -------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

CAPITAL EQUIPMENT 4.1%

Electrical Equipment 3.4%
ABB (CHF)                                                  12,562        $ 1,504
American Power Conversion *                                20,600            840
Canon (JPY)                                                55,000          2,737
Emerson Electric                                           56,200          3,393
GE                                                        766,500         40,625
Hubbell (Class A)                                           8,000            207
Hubbell (Class B)                                          80,252          2,046
Matsushita Electric Industrial (JPY)                      100,000          2,592
Matsushita Electric Works (JPY)                           100,000          1,238
Mitsubishi Electric (JPY)                                 190,000          2,056
Tyco International                                        300,964         14,258
                                                                         -------
                                                                          71,496
                                                                         -------
Machinery 0.7%
Caterpillar                                                50,000          1,694
Cooper Industries                                             600             20
Danaher                                                    65,600          3,243
Deere                                                     118,000          4,366
Dover                                                       2,400             97
FMC *                                                      42,000          2,436
Foster Wheeler                                              4,600             40
GKN (GBP)                                                  90,000          1,146
Ingersoll-Rand                                              1,500             60
Kennametal                                                 11,400            244
SIG Schweis (CHF)                                           2,080          1,304
Stewart & Stevenson                                         6,300             95
Teleflex                                                   10,000            371
                                                                         -------
                                                                          15,116
                                                                         -------
Total Capital Equipment                                                   86,612
                                                                         -------

BUSINESS SERVICES AND
TRANSPORTATION 4.6%

Computer Service and Software 3.1%
Automatic Data Processing                                  70,000          3,749
BMC Software                                               80,000          2,918

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Computer Associates                                       112,587   $      5,763
Electronic Arts *                                           7,500            547
Electronic Data Systems                                    44,223          1,824
First Data                                                 80,000          3,970
Intuit *                                                  150,000          6,197
Microsoft *                                               150,000         11,995
NCR *                                                       6,718            262
Novell *                                                   45,600            423
Oracle *                                                  226,000         18,991
Parametric Technology *                                   262,000          2,874
SmartForce ADR *                                           29,400          1,409
SunGard Data Systems *                                     26,400            819
Sybase *                                                    7,000            161
Synopsys *                                                 95,600          3,301
Zixit *                                                     3,625            167
                                                                    ------------
                                                                          65,370
                                                                    ------------
Distribution Services 0.2%
Cardinal Health                                            57,939          4,287
                                                                    ------------
                                                                           4,287
                                                                    ------------
Environmental 0.0%
Allied Waste *                                             63,000            630
                                                                    ------------
                                                                             630
                                                                    ------------
Transportation Services 0.1%
Landstar Systems *                                         40,000          2,383
Mitsubishi Heavy Industries (JPY)                         159,000            704
                                                                    ------------
                                                                           3,087
                                                                    ------------
Miscellaneous Business Services 0.8%
British Airport Authorities (GBP)                         108,371            861
Cendant *                                                  79,010          1,106
Cintas                                                     10,800            395
Equifax                                                    17,800            467
General Semiconductor *                                       350              5
GTECH *                                                     4,500            102
H&R Block                                                  30,900          1,000
Manpower                                                   12,200            390
Omnicom                                                    26,800          2,387
Paychex                                                    94,540          3,971
Sabre Holdings                                             28,906            824

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

United Parcel Service                                       75,000       $ 4,425
Waste Management                                            28,395           540
                                                                         -------
                                                                          16,473
                                                                         -------
Airlines 0.2%
AMR *                                                       40,000         1,058
KLM (EUR)                                                   17,250           464
Mesa Air Group *                                            17,300            95
Northwest Airlines *                                           300             9
Singapore Airlines (SGD)                                    40,000           396
UAL                                                         30,000         1,746
                                                                         -------
                                                                           3,768
                                                                         -------
Railroads 0.2%
Burlington Northern Santa Fe                                75,300         1,727
Canadian National Railway                                      326             9
CSX                                                         22,500           477
Norfolk Southern                                            63,200           940
Union Pacific                                               14,000           521
Wisconsin Central Transport *                               20,400           265
                                                                         -------
                                                                           3,939
                                                                         -------
Total Business Services and Transportation                                97,554
                                                                         -------

ENERGY 4.8%

Energy Services 0.9%
BJ Services *                                               88,200         5,512
Friede Goldman Halter *                                         88             1
Halliburton                                                 52,742         2,489
Helmerich & Payne                                           40,000         1,495
Johnson Electric (HKD)                                     247,200         2,347
Schlumberger                                                60,200         4,492
Smith International *                                       18,300         1,332
Tokyo Electric Power (JPY)                                  80,000         1,949
Transocean Sedco Forex                                      11,654           623
                                                                         -------
                                                                          20,240
                                                                         -------
Exploration and Production 0.1%
Anadarko Petroleum                                           3,600           177
EEX *                                                        7,147            41
Unocal                                                       4,400           146

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Santa Fe Snyder *                                           13,900    $      158
Santos (EUR)                                               200,000           609
Ultramar Diamond Shamrock                                    9,100           226
Union Pacific Resources                                     11,857           261
                                                                         -------
                                                                           1,618
                                                                         -------
Gas & Gas Transmission 0.4%
El Paso Energy                                              47,766         2,433
Enron                                                      100,000         6,450
Tenneco Automotive                                              40             0
                                                                         -------
                                                                           8,883
                                                                         -------
Integrated Petroleum - Domestic 0.8%
Amerada Hess                                               137,700         8,503
Conoco (Class B)                                            73,705         1,811
Kerr-McGee                                                     600            35
Phillips Petroleum                                          48,300         2,448
USX-Marathon                                               140,000         3,509
                                                                         -------
                                                                          16,306
                                                                         -------
Integrated Petroleum - International 2.6%
BP Amoco ADR                                               264,202        14,944
Chevron                                                     41,400         3,511
ENI SPA ADR                                                 26,600         1,548
Exxon Mobil                                                284,963        22,370
Repsol ADR                                                  72,000         1,426
Royal Dutch Petroleum                                       70,000         4,309
Shell Transport & Trading ADR                               36,300         1,813
Texaco                                                      40,727         2,169
TotalFinaElf (Class B)                                      13,148         2,016
TotalFinaElf ADR                                            18,000         1,383
                                                                         -------
                                                                          55,489
                                                                         -------
Total Energy                                                             102,536
                                                                         -------

PROCESS INDUSTRIES 1.7%

Diversified Chemicals 0.4%
Dow Chemical                                               100,000         3,019
DuPont                                                     112,315         4,914
Hercules                                                     1,800            25
                                                                         -------
                                                                           7,958
                                                                         -------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


                                                           Shares/Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands


Specialty Chemicals 0.7%
3M                                                          18,600   $     1,534
A. Schulman                                                 26,325           317
Air Liquide (L) (EUR)                                        8,538         1,113
Akzo Nobel (EUR)                                            28,000         1,190
BASF (EUR)                                                  36,200         1,455
Bayer (EUR)                                                 34,600         1,350
Great Lakes Chemical                                        25,000           788
Imperial Chemical ADR                                       31,000           955
Lyondell Petrochemical                                       7,100           119
Octel *                                                      6,250            49
Pall                                                         8,533           158
Rohm & Haas                                                107,417         3,706
Solutia                                                     18,460           254
Sumitomo Chemicals (JPY)                                   175,000         1,052
Technip (EUR)                                               15,000         1,814
                                                                     -----------
                                                                          15,854
                                                                     -----------
Paper and Paper Products 0.4%
Dai Nippon Printing (JPY)                                   67,000         1,180
Fort James                                                  87,500         2,023
International Paper                                         46,000         1,371
Kimberly-Clark                                              34,400         1,974
Kimberly-Clark de Mexico (Class A) (MXN)                   265,000           754
Mead                                                        30,000           758
Sonoco Products                                             13,975           287
                                                                     -----------
                                                                           8,347
                                                                     -----------
Forest Products 0.1%
Georgia-Pac Timber                                          19,000           411
Georgia-Pacific                                             38,000           998
Weyerhaeuser                                                12,700           546
                                                                     -----------
                                                                           1,955
                                                                     -----------
Building & Construction 0.1%
Blue Circle Industries (GBP)                               136,612           888
Del Webb                                                       100             1
Grupo Dragados (EUR)                                        16,200           116
Hanson ADR                                                   7,875           278
Holderbank Financiere Glarus (CHF)                           1,210         1,483
                                                                     -----------
                                                                           2,766
                                                                     -----------
Total Process Industries                                                  36,880
                                                                     -----------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------



                                                           Shares/Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands


BASIC MATERIALS 0.8%
Metals 0.7%
Alcoa                                                    200,560     $     5,816
Anglo American Platinum (ZAR)                             85,000           2,448
Inco *                                                   200,000           3,075
Newmont Mining                                            60,000           1,298
Nucor                                                     52,000           1,726
                                                                     -----------
                                                                          14,363
                                                                     -----------
Mining 0.0%
Lonrho Africa (GBP) *                                     44,911              11
Rio Tinto (EUR)                                           40,000             661
                                                                     -----------
                                                                             672
                                                                     -----------
Miscellaneous Materials 0.1%
Crown Cork & Seal                                          1,400              21
Malayan Cement (MYR)                                     187,200              62
Owens-Illinois *                                          78,500             917
Williams Companies                                         5,661             236
                                                                     -----------
                                                                           1,236
                                                                     -----------
Total Basic Materials                                                     16,271
                                                                     -----------

MISCELLANEOUS 0.0%
Conglomerates 0.0%
Berkshire Hathaway (Class B) *                               136             239
Orkla (Class A) (NOK)                                     34,285             651
                                                                     -----------
Total Miscellaneous                                                          890
                                                                     -----------

FOREIGN 0.6%
Europe 0.3%
AXA Colonia Konzern (EUR) *                                6,000             576
CSM (EUR)                                                 34,000             668
Man (EUR)                                                 35,000           1,058
Nordic Baltic Holding (SEK) *                            254,080           1,853
Rolls Royce (GBP)                                        405,590           1,442
                                                                     -----------
                                                                           5,597
                                                                     -----------
Far East 0.1%
Nippon Express (JPY)                                     280,000           1,718
                                                                     -----------
                                                                           1,718
                                                                     -----------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------



                                                             Shares/Par         Value
-------------------------------------------------------------------------------------
                                                                         In thousands

Other Foreign 0.2%
Bobst (CHF)                                                         740    $    1,191
Companhia Vale do Rio Doce ADR                                   25,000           715
Siemens (EUR)                                                    16,900         2,549
Valmet Rauma (EUR)                                               32,000           385
                                                                           ----------
                                                                                4,840
                                                                           ----------
Total Foreign                                                                  12,155
                                                                           ----------
Total Common Stocks (Cost $733,699)                                         1,324,340
                                                                           ----------

PREFERRED STOCKS 0.1%

CSC Holdings                                                     12,166         1,290
                                                                           ----------
Total Preferred Stocks (Cost $1,338)                                            1,290
                                                                           ----------

CONVERTIBLE PREFERRED STOCKS 0.5%

ProLogis Trust (Series B), 7.00%                                225,000         6,131
Reckson Associates Realty, Cv. Pfd., (Series A), 7.625%         200,000         4,475
                                                                           ----------
Total Convertible Preferred Stocks (Cost $10,073)                              10,606
                                                                           ----------

CORPORATE BONDS 14.9%

Abbey National First Capital, Sub. Notes, 8.20%, 10/15/04  $  1,205,000         1,247
African Development Bank, Sub. Notes, 7.75%, 12/15/01         1,000,000         1,006
Agrosy Gaming, 10.75%, 6/1/09                                   250,000           259
AIG Sunamerica Global Financing, Sr. Notes, (144a)
    7.60%, 6/15/05                                            2,600,000         2,618
Alaska Communications, 9.375%, 5/15/09                          700,000           647
Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07           500,000           443
AMERCO, Sr. Notes, 7.85%, 5/15/03                             1,000,000           951
American Builders & Contractors Supply, Sr. Sub. Notes
    10.625%, 5/15/07                                            500,000           410
Ameritech Capital Funding, 6.15%, 1/15/08                     2,000,000         1,821
Amkor Technology
    Sr. Notes, 9.25%, 5/1/06                                    300,000           296
    Sr. Sub. Notes, 10.50%, 5/1/09                              325,000           327
Andina De Fomento, 6.75%, 3/15/05                             2,500,000         2,372
Anheuser-Busch
    5.75%, 4/1/10                                             5,000,000         4,425
    6.90%, 10/1/02                                            2,000,000         1,988


T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


                                                              Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                          In thousands

Anteon, 12.00%, 5/15/09                                          250,000     $     229
Applied Extrusion Technology, Sr. Notes, 11.50%, 4/1/02        1,000,000         1,005
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08            1,250,000         1,175
Associates, Sr. Notes, 7.50%, 4/15/02                          1,300,000         1,299
AT&T, 6.50%, 3/15/29                                           4,000,000         3,348
Atlantic Richfield
       8.50%, 4/1/12                                           4,000,000         4,335
       8.75%, 3/1/32                                           1,570,000         1,800
Atlas Air, 7.63%, 1/2/15                                       3,227,978         2,974
Ball, 7.75%, 8/1/06                                              500,000           468
Banesto Delaware, Sub. Notes, 8.25%, 7/28/02                   2,000,000         2,023
Bank United, 10.25%, 12/31/26                                  1,000,000           840
BankAmerica, Sub. Notes, 6.625%, 8/1/07                        3,000,000         2,804
Baxter International, 7.125%, 2/1/07                           1,500,000         1,454
BB&T, 6.375%, 6/30/05                                          3,000,000         2,799
BCH Cayman Islands, Sub. Notes, 7.50%, 6/15/05                 1,000,000           986
BHP Finance, Gtd. Notes, 6.69%, 3/1/06                         2,000,000         1,851
Boeing, 8.75%, 8/15/21                                         2,000,000         2,165
Burlington Northern Santa Fe
       7.00%, 12/15/25                                         2,000,000         1,764
     PTC, 7.33%, 6/23/10                                         800,707           783
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                          1,050,000           997
Capital One Bank, 8.25%, 6/15/05                               2,500,000         2,487
Century Telephone Enterprises, Sr. Notes, 8.25%, 5/1/24          500,000           468
Charter Communication, Sr. Notes
       8.25%, 4/1/07                                             250,000           221
       10.00%, 4/1/09                                          1,000,000           970
Chase Manahattan Auto Owner Trust, 5.85%, 5/15/03              4,000,000         3,952
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                       1,000,000         1,015
Chemical Master Credit Card Trust I
       5.55%, 9/15/03                                            100,000           100
       6.23%, 4/15/05                                            110,000           108
Chrysler Financial, 5.875%, 2/7/01                             2,000,000         1,983
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                      300,000           140
Citibank Credit Card Master Trust I, Zero Coupon, 2/7/03         170,000           163
Citizens Utilities, 7.00%, 11/1/25                             1,500,000         1,267
Classic Cable, Sr. Sub. Notes, 9.375%, 8/1/09                    750,000           652

28
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--------------------------------------------------------------------------------


                                                                     Shares/Par          Value
----------------------------------------------------------------------------------------------
                                                                                  In thousands
Clear Channel Communications, 7.875%, 6/15/05                     $   2,500,000   $      2,510
Coca-Cola Bottling, 7.20%, 7/1/09                                     5,000,000          4,791
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                              500,000            480
Colt Telecom, Sr. Disc. Notes, STEP, 0%, 12/15/06                     1,250,000          1,100
Comcast Cable Communications
       8.125%, 5/1/04                                                 1,500,000          1,520
       8.375%, 5/1/07                                                 4,500,000          4,639
Communications & Power Industries, Sr. Sub. Notes
       12.00%, 8/1/05                                                   600,000            450
Conoco, 6.95%, 4/15/29                                                4,000,000          3,642
Consolidated Container, Sr. Sub. Notes, 10.125%, 7/15/09              1,000,000            990
Consumers Energy, 1st Mtg., 7.375%, 9/15/23                           3,500,000          3,041
Continental Airlines, PTC, 7.206%, 6/30/04                              376,840            365
Corestates Home Equity Loan
       5.10%, 3/15/09                                                    65,338             64
       6.65%, 5/15/09                                                   107,065            104
Countrywide Funding, MTN, 6.875%, 9/15/05                               860,000            812
Courtyard by Marriott II, Sr. Secured Notes, 10.75%, 2/1/08             500,000            491
CSX, Deb. Notes, 7.45%, 5/1/07                                        1,000,000            963
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                            300,000            291
Delta Airlines, Deb. Notes, 8.95%, 1/12/12                            1,459,294          1,485
Delta Mills, Sr. Notes, 9.625%, 9/1/07                                  120,000            101
Deutsche Financial Capital, 6.75%, 9/15/27                            1,974,242          1,966
Deutsche Telekom International, 8.00%, 6/15/10                        2,500,000          2,525
Dillards, 6.43%, 8/1/04                                               2,000,000          1,772
Distribution Financial Services Marine Trust, 6.93%, 9/15/17          6,000,000          5,400
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07                        1,200,000          1,020
Dobson Communications, Sr. Notes, (144a), 10.875%, 7/1/10               700,000            705
Duke Energy, 1st Ref. Mtg
       6.75%, 8/1/25                                                  1,000,000            847
       7.50%, 8/1/25                                                  1,000,000            926
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                                500,000             50
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                                  575,000            460
Embotelladora Andina, 7.625%, 10/1/27                                 2,000,000          1,628
Energis, 9.75%, 6/15/09                                               1,000,000            980
Energy Corp. of America, Sr. Sub. Notes, 9.50%, 5/15/07               1,000,000            640
Enron Oil & Gas, 6.50%, 12/1/07                                       4,000,000          3,664

29
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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Equitable Resources, 7.75%, 7/15/26                  $ 2,000,000        $ 1,864
ERAC USA Finance, (144a), 6.75%, 5/15/09               5,000,000          4,512
Exodus Communications, Sr. Notes, 10.75%, 12/15/09       550,000            531
Fairfax Financial Holdings
     7.75%, 12/15/03                                     800,000            744
     8.30%, 4/15/26                                    2,500,000          1,919
Federal Express, MTN, 9.95%, 8/15/06                     500,000            549
First USA Secured Note Trust, 6.50%, 1/18/06           4,000,000          3,871
Fleet Financial Group, Sub. Notes, 8.625%, 1/15/07       800,000            824
Flextronics International, Sr. Sub. Notes, (144a)
     9.875%, 7/1/10                                      650,000            658
Focal Communications, (144a), 11.875%, 1/15/10           500,000            497
Food Lion, 8.05%, 4/15/27                              1,900,000          1,670
Ford Capital, 9.50%, 6/1/10                            4,000,000          4,449
Ford Motor, 7.50%, 8/1/26                              2,500,000          2,359
Ford Motor Credit
     7.50%, 3/15/05                                    2,000,000          1,990
     8.20%, 2/15/02                                      170,000            171
Freeport McMoRan Resources, Sr. Notes,
     7.00%, 2/15/08                                      900,000            808
Fresenius Medical Care Capital Trust II,
     7.875%, 2/1/08                                    1,000,000            910
Frontier Oil, 11.75%, 11/15/09                           500,000            500
Frontiervision, Sr. Notes, 11.00%, 10/15/06            1,000,000          1,015
General Electric Capital, MTN, 7.25%, 5/3/04           2,000,000          2,012
General Motors Acceptance, MTN, 6.75%, 6/17/02            80,000             79
General Motors, Deb. Notes, 9.625%, 12/1/00              140,000            141
Global Crossing Holdings, Sr. Notes, 9.50%, 11/15/09     600,000            576
Global Imaging, 10.75%, 2/15/07                          400,000            344
GMAC Commercial Mortgage Security, 6.42%, 8/15/08      3,000,000          2,806
Green Tree Financial, 5.75%, 10/15/18                     23,943             24
GTE Florida, Deb. Notes, 7.41%, 12/15/23               1,000,000            895
Halliburton, 5.625%, 12/1/08                           3,000,000          2,658
Harrahs, 7.875%, 12/15/05                                300,000            282
Hawk, Sr. Notes, 10.25%, 12/1/03                         550,000            532
HCC Industries, Sr. Sub. Notes, 10.75%, 5/15/07          675,000            284
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05           1,125,000          1,170
Hermes Europe Railtel, 10.375%, 1/15/09                  200,000            166
Holmes Products, Gtd. Notes, 9.875%, 11/15/07             50,000             35

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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Horseshoe Gaming                                     $                  $
    8.625%, 5/15/09                                      150,000            140
    Sr. Sub. Notes, 9.375%, 6/15/07                      850,000            841
Household Finance, 8.00%, 5/9/05                       2,100,000          2,115
Houston Lighting & Power, 7.50%, 7/1/23                3,000,000          2,699
IBM, 6.45%, 8/1/07                                     1,000,000            959
Intermedia Communications of Florida, Sr. Disc.
    Notes STEP, 0%, 7/15/07                            1,000,000            790
International Bank For Reconstruction & Development
    7.625%, 1/19/23                                    1,800,000          1,891
International Game Technology, 8.375%, 5/15/09           500,000            479
International Home Foods, Gtd. Sr. Sub. Notes
    10.375%, 11/1/06                                     300,000            321
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05       500,000            502
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06        500,000            410
Iron Mountain, 11.125%, 7/15/06                          500,000            516
ISG Resources, Sr. Sub. Notes, 10.00%, 4/15/08           500,000            456
Isle of Capri Casinos, Sr. Sub. Notes, 8.75%, 4/15/09    250,000            230
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                1,000,000            965
Jack in the Box, Sr. Secured Notes, 9.75%, 11/1/03       290,000            289
Jefferson Pilot Capital Trust, (144a),
    8.14%, 1/15/46                                     1,500,000          1,326
KFW International Finance, MTN, 9.14%, 6/4/01            250,000            254
Kimberly-Clark, 6.375%, 1/1/28                         5,000,000          4,350
King Pharmaceuticals, 10.75%, 2/15/09                    300,000            311
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                 500,000            465
Kroger Company, 8.05%, 2/1/10                          2,500,000          2,482
L3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07       300,000            305
Lear, 8.11%, 5/15/09                                     500,000            455
Lehman Brothers
    Sr. Sub. Notes, 6.625%, 2/15/08                    1,500,000          1,347
    8.875%, 3/1/02                                     1,500,000          1,523
Lennar, Sr. Notes, (144a), 9.95%, 5/1/10                 650,000            637
Liberty National Bank & Trust, Sub. Notes
    6.75%, 6/1/03                                        500,000            489
LifePoint Hospitals, 10.75%, 5/15/09                     400,000            411
Loral, Sr. Notes, 7.625%, 6/15/04                      1,500,000          1,491
McDonnell Douglas, 8.25%, 7/1/00                         500,000            500
McLeod USA, Zero Coupon, 3/1/07                          600,000            495

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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Mediacom, Sr. Notes, 7.875%, 2/15/11                 $   300,000        $   263
Metromedia Fiber Network, Sr. Notes,
    10.00%, 11/15/08                                     900,000            891
Millicom International Cellular, Zero Coupon, 6/1/06     500,000            425
Mohegan Tribal Gaming, Sr. Notes, 8.125%, 1/1/06       1,000,000            940
Morgan Stanley Group, 6.875%, 3/1/07                   4,000,000          3,815
National Australia Bank Limited, Sub. Notes
    8.60%, 5/19/10                                     3,200,000          3,347
Nationsbank Credit Card Master Trust, 6.00%, 12/15/05    140,000            136
New Jersey Bell Telephone, 6.80%, 12/15/24             2,500,000          2,157
News America Holdings, Gtd. Sr. Notes, 9.25%, 2/1/13   3,090,000          3,297
Nextel Communications, Sr. Disc. Notes, STEP
    0%, 10/31/07                                       1,000,000            745
Nextlink Communications, Sr. Notes, 12.50%, 4/15/06    1,000,000          1,050
NGC, Sr. Notes, 6.75%, 12/15/05                        1,000,000            943
Niagara Mohawk Power, 7.625%, 10/1/05                  1,512,195          1,485
Norfolk Southern, 7.80%, 5/15/27                       4,000,000          3,827
Northland Cable Television, Sr. Sub. Notes
    10.25%, 11/15/07                                     500,000            415
Northrop Grumman, 7.875%, 3/1/26                       2,000,000          1,874
NTL, Sr. Notes, STEP, 0%, 2/1/06                         400,000            368
Nuevo Energy, 9.50%, 6/1/08                              500,000            493
NYNEX, 9.55%, 5/1/10                                     911,856            984
Ocean Energy, Sr. Sub. Notes, 8.375%, 7/1/08             600,000            582
Octel, Sr. Notes, 10.00%, 5/1/06                         800,000            724
Oracle, Sr. Notes, 6.91%, 2/15/07                      3,000,000          2,866
Orange, Sr. Notes, 9.00%, 6/1/09                       1,100,000          1,119
Orion Power Holdings, Sr. Notes, (144a),
     12.00%, 5/1/10                                      650,000            682
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06         1,850,000          1,915
P&L Coal, 8.875%, 5/15/08                                300,000            284
Pacific Bell, 7.375%, 7/15/43                          4,000,000          3,589
Packaging Corp. of America, 9.625%, 4/1/09             1,000,000            996
Paine Webber, Sr. Notes, 6.55%, 4/15/08                4,000,000          3,567
PDVSA Finance Limited, 7.40%, 8/15/16                  2,000,000          1,526
Pegasus Communications, Sr. Notes, 9.625%, 10/15/05    1,000,000            965
Philadelphia Electric, 1st Ref. Mtg., 5.625%, 11/1/01  3,000,000          2,928

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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06    $   125,000        $   126
Premier Parks
    Sr. Disc. Notes, STEP 0%, 4/1/08                   1,000,000            682
    Sr. Notes, 9.75%, 6/15/07                            500,000            483
Price Communications Wireless, 9.125%, 12/15/06        1,000,000          1,010
Prime Credit Card Master Trust, 6.70%, 7/15/04           140,000            140
Province of Manitoba, 7.50%, 2/22/10                   3,000,000          3,039
Quantas Airways
    Sr. Notes, 7.50%, 6/30/03                          1,000,000            985
    (144a), 7.75%, 6/15/09                             4,690,000          4,437
Quest Diagnostics, Gtd. Sr. Sub. Notes,
     10.75%, 12/15/06                                    500,000            517
R&B Falcon, 6.75%, 4/15/05                             3,000,000          2,700
Rail Car Trust, 7.75%, 6/1/04                             64,009             65
RBF Finance, 11.00%, 3/15/06                             400,000            430
Repap New Brunswick, Sr. Sec. Notes, 11.50%, 6/1/04      525,000            535
Residential Accredit Loans, 6.75%, 7/25/28             4,000,000          3,929
RSL Communications, Gtd. Sr. Notes, 9.125%, 3/1/08       400,000            256
Safelite Glass, 9.875%, 12/15/06                         500,000              4
Santander Financial, Gtd. Sub. Notes, 6.375%, 2/15/11  3,000,000          2,668
Sears Credit Account Master Trust
     6.05%, 1/15/08                                    5,455,000          5,322
     6.45%, 10/16/06                                      70,000             70
Security Benefit Life, (144a), 8.75%, 5/15/16          3,000,000          2,801
Siebe, (144a)
     6.50%, 1/15/10                                    2,000,000          1,876
     7.125%, 1/15/07                                   1,500,000          1,478
Sinclair Broadcast Group, Sr. Sub. Notes
     8.75%, 12/15/07                                     950,000            836
Spanish Broadcasting, 9.625%, 11/1/09                    700,000            691
Speedway Motorsports, 8.50%, 8/15/07                   1,000,000            930
State Street, 7.65%, 6/15/10                           2,225,000          2,221
Station Casinos, Sr. Sub. Notes, 10.125%, 3/15/06        650,000            660
Sun Media, Sr. Sub. Notes, 9.50%, 2/15/07              1,200,000          1,164
Swift Energy, 10.25%, 8/1/09                             500,000            506
Telecorp PCS, Zero Coupon, 4/15/09                       500,000            329
Tenneco Packaging, 7.20%, 12/15/05                     1,000,000            944

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

The Pantry, Sr. Sub. Notes, 10.25%, 10/15/07         $   575,000        $   545
Time Warner
    7.48%, 1/15/08                                     1,400,000          1,374
    9.15%, 2/1/23                                      5,000,000          5,469
Transwestern Publishing, 9.625%, 11/15/07                750,000            724
TravelCenters of America, Sr. Sub. Notes,
    10.25%, 4/1/07                                     1,000,000          1,007
Travelers Property Casualty, Sr. Notes,
    6.75%, 11/15/06                                    1,500,000          1,416
Triad Hospitals, 11.00%, 5/15/09                         500,000            512
Triton PCS, Zero Coupon, 5/1/08                          700,000            511
TRW, MTN, 7.37%, 4/18/07                               2,000,000          1,910
Union Bank Switzerland, Sub. Notes, 7.25%, 7/15/06     1,000,000            973
United International Holdings, Sr. Disc. Notes
    STEP, 0%, 2/15/08                                  1,000,000            690
Universal Compression, Sr. Disc. Notes, STEP
    0%, 2/15/08                                          500,000            360
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                475,000            489
UtiliCorp United, Sr. Notes, 6.875%, 10/1/04           3,000,000          2,854
Venture Holdings Trust, Sr. Sub. Notes,
    9.50%, 7/1/05                                        650,000            494
Verio, 10.625%, 11/15/09                                 500,000            550
VoiceStream Wireless
    Sr. Disc. Notes, Zero Coupon, 11/15/09               550,000            369
    Sr. Notes
      10.375%, 11/15/09                                  350,000            364
      11.50 %, 9/15/09                                   250,000            271
Wal-Mart Stores, 6.75%, 5/15/02                        1,000,000            994
Washington Mutual, Sub. Notes, 8.25%, 4/1/10           2,500,000          2,479
Wells Fargo & Co., 7.20%, 5/1/03                       3,000,000          2,969
WestAmerica Bank, Sub. Notes, 6.99%, 9/30/03           1,500,000          1,427
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05       750,000            724
Westpoint Stevens, 7.875%, 6/15/05                       175,000            146
Willamette Industries, MTN, 7.85%, 7/1/26              1,000,000            955
Williams Communications Group, Sr. Notes
    10.875%, 10/1/09                                     200,000            195
WorldCom, Sr. Notes, 6.95%, 8/15/28                    4,000,000          3,529
                                                                      ---------
Total Corporate Bonds (Cost $336,983)                                   315,478
                                                                      ---------

34
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--------------------------------------------------------------------------------

                                                                    Shares/Par         Value
--------------------------------------------------------------------------------------------
                                                                                In thousands


U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.2%

Federal Home Loan Mortgage Assn.
    6.50%, 7/1/29                                               $    3,983,789   $     3,757
    8.00%, 3/1/17                                                       11,107            11
    10.00%, 10/1/10                                                     10,927            11
Federal National Mortgage Assn.
    6.00%, 10/25/08 - 3/1/29                                         7,764,641         7,220
    7.00%, 4/1/26                                                       44,442            43
    7.50%, 11/1/29                                                   4,910,101         4,836
    REMIC, 6.50%, 7/25/08                                              496,827           479
Government National Mortgage Assn.
  I
    6.00%, 1/15/29                                                   8,404,068         7,741
    6.50%, 9/15/25 - 5/15/29                                        31,321,437        29,728
    7.00%, 12/15/23 - 5/15/29                                       25,505,376        24,814
    7.50%, 9/15/22 - 12/15/29                                       33,574,864        33,360
    8.00%, 6/15/17 - 11/15/28                                       12,472,594        12,643
    8.50%, 3/15/05 - 2/15/25                                         1,860,889         1,897
    9.00%, 6/15/19 - 6/15/21                                            60,648            61
    9.50%, 8/15/09 - 9/15/21                                           425,055           442
    10.00%, 11/15/09 - 5/13/13                                          22,256            23
    10.50%, 5/15/15                                                     11,124            12
    11.00%, 3/15/10 - 1/15/20                                          481,148           523
    11.50%, 3/15/10 - 3/15/16                                          873,045           959
    Project Loan, 8.875%, 2/15/30                                      668,775           671
  II
    8.50%, 6/20/25 - 6/20/26                                         2,110,440         2,168
    9.00%, 10/20/13 - 6/20/20                                          212,356           220
    9.50%, 8/20/22                                                      42,568            44
    10.00%, 10/20/16 - 1/20/22                                          57,156            60
    ARM, 6.75%, 8/20/23                                                101,641           102
                                                                                 -----------
Total U.S. Government Mortgage-Backed Securities (Cost $133,702)                     131,825
                                                                                 -----------


37
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--------------------------------------------------------------------------------

                                               Shares/Par            Value
                                                              In thousands
U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 14.5%

Federal Home Loan Banks
    6.34%, 10/19/05                         $   4,875,000   $     4,707
    6.425%, 8/14/02                             6,450,000         6,375
Federal Home Loan Mortgage Assn.
    6.45%, 4/29/09                              2,000,000         1,854
Federal National Mortgage Assn.
    5.80%, 12/10/03                            13,000,000        12,538
    6.47%, 9/25/12                              3,000,000         2,791
    7.125%, 2/15/05                            10,000,000        10,040
Federal National Mortgage Assn., MTN
    6.36%, 8/16/00                                270,000           270
Tennessee Valley Auth.
    8.25%, 9/15/34                                435,000           429
U.S. Department of Veteran Affairs
    9.553%, 3/15/25                               525,603           553
U.S. Treasury Bonds
    6.50%, 11/15/26                            20,750,000        21,651
    6.75%, 8/15/26                              6,000,000         6,447
    7.125%, 2/15/23                            15,500,000        17,198
    7.25%, 5/15/16                             10,000,000        11,006
    8.125%, 8/15/19 - 8/15/21                   3,650,000         4,446
    8.75%, 5/15/20                              1,000,000         1,281
    9.25%, 2/15/16                              3,000,000         3,886
    11.625%, 11/15/04                              20,000            24
    11.75%, 2/15/01                               200,000           206
    13.125%, 5/15/01                              200,000           211
    13.875%, 5/15/11                              190,000           258
U.S. Treasury Inflation-Indexed Notes
    3.375%, 1/15/07                             2,161,140         2,072
    3.625%, 7/15/02                             2,137,880         2,123
U.S. Treasury Notes
    5.25%, 1/31/01                              5,000,000         4,968
    5.625%, 2/15/06 - 5/15/08                  50,900,000        49,174
    5.75%, 6/30/01                             37,000,000        36,745
    5.875%, 11/15/04                            3,500,000         3,450
    6.125%, 9/30/00                               790,000           790

        36
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--------------------------------------------------------------------------------

                                                                 Shares/Par          Value
-------------------------------------------------------------------------------------------
                                                                              In thousands

U.S. Treasury Notes
    6.25%, 2/15/03                                         $     20,500,000    $    20,437
    6.50%, 5/31/02 - 8/15/05                                     48,500,000         48,740
    6.875%, 5/15/06                                               2,000,000          2,059
    7.50%, 11/15/01                                               1,310,000          1,327
    7.75%, 2/15/01                                                2,500,000          2,519
    7.875%, 11/15/04                                              8,150,000          8,630
    8.00%, 5/15/01                                                5,000,000          5,064
    8.75%, 8/15/00                                               12,500,000         12,542
                                                                               -----------
Total U.S. Government Obligations/Agencies (Cost $310,952)                         306,811
                                                                               -----------
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
Reserve Investment Fund, 6.68% #                                 54,537,499         54,537
                                                                               -----------
Total Short-Term Investments (Cost $54,537)                                         54,537
                                                                               -----------

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

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands
Total Investments in Securities
101.3% of Net Assets (Cost $1,581,284)                         $      2,144,887

Other Assets Less Liabilities                                           (27,891)
                                                               ----------------
NET ASSETS                                                     $      2,116,996
                                                               ----------------

    #   Seven-day yield
    *   Non-income producing
  ADR   American Depository Receipt
  ARM   Adjustable Rate Mortgage
    L   Local registered shares
  MTN   Medium Term Note
  PTC   Pass-Through Certificate
 STEP Stepped coupon note for which the interest rate will adjust on a specified future date(s)
 REIT   Real Estate Investment Trust
REMIC   Real Estate Mortgage Investment Conuit
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.1% of net assets.
  AUD   Australian dollar
  CHF   Swiss franc
  DKK   Danish krone
  EUR   Euro
  GBP   British sterling
  HKD   Hong Kong dollar
  JPY   Japanese yen
  MXN   Mexican peso
  MYR   Malaysian ringgit
  NOK   Norwegian krone
  NZD   New Zealand dollar
  SEK   Swedish krona
  SGD   Singapore dollar
  ZAR   South African rand

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2000

STATEMENT OF  ASSETS AND  LIABILITIES
--------------------------------------------------------------------------------
In thousands
Assets
Investments in securities, at value (cost $1,581,284)            $   2,144,887
Securities lending collateral                                          313,987
Other assets                                                            18,193
                                                                 -------------
Total assets                                                         2,477,067
                                                                 -------------
Liabilities
Obligation to return securities lending collateral                     313,987
Other liabilities                                                       46,084
                                                                 -------------
Total liabilities                                                      360,071
                                                                 -------------

NET ASSETS                                                       $   2,116,996
                                                                 -------------

Net Assets Consist of:
Accumulated net investment income - net of distributions         $         544
Accumulated net realized gain/loss - net of distributions               30,679
Net unrealized gain (loss)                                             563,593
Paid-in-capital applicable to 107,442,344 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                      1,522,180

NET ASSETS                                                       $   2,116,996
                                                                 -------------
NET ASSET VALUE PER SHARE                                        $       19.70
                                                                 -------------

The accompanying notes are an integral part of these financial statements.

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

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                   6 Months
                                                                      Ended
                                                                    6/30/00
Investment Income (Loss)
Income
  Interest                                                    $      26,475
  Dividend                                                            9,244
  Securities lending                                                    244
                                                              -------------
  Total income                                                       35,963
                                                              -------------
Expenses
  Investment management                                               4,741
  Shareholder servicing                                               3,152
  Custody and accounting                                                128
  Prospectus and shareholder reports                                     87
  Registration                                                           22
  Legal and audit                                                         7
  Directors                                                               5
  Miscellaneous                                                           7
                                                              -------------
  Total expenses                                                      8,149
  Expenses paid indirectly                                              (32)
                                                              -------------
  Net expenses                                                        8,117
                                                              -------------
Net investment income (loss)                                         27,846
                                                              -------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                         31,579
  Foreign currency transactions                                         (25)
                                                              -------------
  Net realized gain (loss)                                           31,554
                                                              -------------
Change in net unrealized gain or loss
  Securities                                                        (28,678)
  Other assets and liabilities
  denominated in foreign currencies                                       1
                                                              -------------
  Change in net unrealized gain or loss                             (28,677)
                                                              -------------
Net realized and unrealized gain (loss)                               2,877
                                                              -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                        $      30,723
                                                              -------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

In thousands

                                                          6 Months           Year
                                                             Ended          Ended
                                                           6/30/00       12/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                         $    27,846    $    54,546
  Net realized gain (loss)                                  31,554         27,782
  Change in net unrealized gain or loss                    (28,677)       111,575
                                                       --------------------------
  Increase (decrease) in net assets from operations         30,723        193,903
                                                       --------------------------
Distributions to shareholders
  Net investment income                                    (27,302)       (55,273)
  Net realized gain                                         (3,085)       (24,139)
                                                       --------------------------
  Decrease in net assets from distributions                (30,387)       (79,412)
                                                       --------------------------
Capital share transactions *
  Shares sold                                              319,101        786,592
  Distributions reinvested                                  29,161         76,225
  Shares redeemed                                         (322,316)      (536,393)
                                                       --------------------------
  Increase (decrease) in net assets from capital
  share transactions                                        25,946        326,424
                                                       --------------------------

Net Assets
Increase (decrease) during period                           26,282        440,915
Beginning of period                                      2,090,714      1,649,799
                                                       --------------------------
End of period                                          $ 2,116,996    $ 2,090,714
                                                       --------------------------

* Share information
  Shares sold                                               16,315         41,479
  Distributions reinvested                                   1,470          4,008
  Shares redeemed                                          (16,527)       (28,071)
                                                       --------------------------
  Increase (decrease) in shares outstanding                  1,258         17,416

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2000

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 31, 1939. The fund seeks capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

in recovering its securities and a possible loss of income or value if the borrower fails to return them. At June 30, 2000, the value of loaned securities was $304,558,000; aggregate collateral consisted of $313,987,000 in the securities lending collateral pool and U.S. government securities valued at $1,480,000.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $110,998,000 and $104,294,000, respectively, for the six months ended June 30, 2000. Purchases and sales of U.S. government securities aggregated $96,304,000 and $90,981,000, respectively, for the six months ended June 30, 2000.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,581,284,000. Net unrealized gain aggregated $563,603,000 at period-end, of which $649,153,000 related to appreciated investments and $85,550,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $803,000 was payable at June 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At June 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,808,000 for the six months ended June 30, 2000, of which $507,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2000, totaled $1,078,000 and are reflected as interest income in the accompanying Statement of Operations.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site.

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO OF T. ROWE PRICE]


T. Rowe Price Investment Services, Inc., Distributor.           F68-051  6/30/00